UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2012

Date of reporting period:	03/31/2012

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2012

		Percent of
Shares	Common Stock - 97.95%	Net Assets	Fair Value

	Basic Materials	1.75%
15,000	Freeport-McMoRan Copper & Gold, Inc.		$570,600
8,000	The Mosaic Company		442,320
			1,012,920

	Consumer Discretionary	12.02%
22,000	Best Buy Company, Inc.		520,960
70,000	Comcast Corp.		2,100,700
11,000	Jarden Corp.		442,530
30,000	Lowe's Companies, Inc.		941,400
12,000	Target Corp.		699,240
25,000	Viacom, Inc.		1,186,500
24,000	Walt Disney Co.		1,050,720
			6,942,050

	Consumer Staples	10.78%
27,000	CVS Caremark Corp.		1,209,600
30,000	Pepsico, Inc.		1,990,500
25,000	Procter & Gamble Co.		1,680,250
22,000	Wal-Mart Stores, Inc.		1,346,400
			6,226,750

	Energy	11.11%
8,000	Apache Corporation		803,520
26,000	Exxon Mobil Corp.		2,254,980
15,000	Occidental Petroleum Corp.		1,428,450
13,000	Schlumberger Limited		909,090
12,000	Transocean Limited		656,400
16,000	Ultra Petroleum Corp. *		362,080
			6,414,520

	Financials	13.16%
35,000	Bank of America Corp.		334,950
12	Berkshire Hathaway, Inc. - A *		1,462,800
7,000	Goldman Sachs Group, Inc.		870,590
40,000	JPMorgan Chase & Co.		1,839,200
23,000	Legg Mason, Inc.		642,390
25,000	MetLife, Inc.		933,750
35,000	Redwood Trust, Inc.		392,000
33,000	Wells Fargo & Company		1,126,620
			7,602,300

	Health Care	13.79%
25,000	Abbott Laboratories		1,532,250
19,000	Covidien plc		1,038,920
25,000	Johnson & Johnson		1,649,000
15,000	Medtronic, Inc.		587,850
12,000	Novartis AG		664,920
11,000	Teval Pharmaceutical Industries, Ltd.		495,660
23,000	United Health Group, Inc.		1,355,620
10,000	Zimmer Holdings, Inc. *		642,800
			7,967,020

	Industrials	10.74%
10,000	3M Co.		892,100
15,000	Expeditors International of Washington, Inc.		697,650
100,000	General Electric Co.		2,007,000
14,500	ITT Corp.		332,630
6,000	Lockheed Martin Corp.		539,160
30,000	Terex Corp. *		675,000
8,000	United Parcel Service, Inc.		645,760
15,000	Xylem, Inc.		416,250
			6,205,550

	Technology	22.20%
4,500	Apple, Inc.*		$2,697,615
90,000	Cisco Systems, Inc.*		1,903,500
15,000	Intel Corp.		421,650
80,000	Microsoft Corp.		2,580,000
15,000	NetApp, Inc. *		671,550
50,000	Oracle Corp.		1,458,000
10,000	QUALCOMM, Inc.		680,200
35,000	Texas Instruments, Inc.		1,176,350
70,000	Western Union Co.		1,232,000
			12,820,865

	Telecommunications	2.40%
50,000	Vodafone Group Plc		1,383,500
			1,383,500

	Other Securities - 1.98%
1,142,595	Goldman Sachs Financial Square Government Fund	1.98%	1,142,595

	Total investments in securities (cost $47,625,424)	99.93%	$57,718,070
	Other assets, less liabilities	0.07%	42,729
	NET ASSETS	100.00%	$57,760,799

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at March 31, 2012 is as follows:
Federal tax cost of investments	$ 47,625,424

Unrealized appreciation	$ 12,253,958
Unrealized depreciation	$ (2,161,312)
Total	$ 10,092,646

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2012:

	Level 1	Level 2	Level 3
Common Stock	$ 56,575,475	$ -	$ -
Other Securities	1,142,595	-	-
Total	$ 57,718,070	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2012

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	21.95%
$2,000,000	Federal Home Loan Bank 1.125% due 5/18/12		$2,002,490
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,491,795
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,060,972
1,500,000	Federal Home Loan Mortgage 1.6% due 8/10/2015		1,506,329
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,234,288
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,169,511
500,000	Federal National Mortgage Assn. 1.375% due 10/19/16		500,230
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,365,310
			12,330,925

	Mortgage Backed Securities	12.64%
1,065,236	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		1,135,788
247,830	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		267,497
17,005	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		17,132
75,901	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		82,268
96,897	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		104,906
39,381	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		42,656
358,596	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		369,351
122,190	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		128,413
18,959	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		20,686
995,062	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		1,085,682
64,511	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		69,782
47,364	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		51,234
208,015	Government National Mortgage Assn. Pool 1.625% due 8/20/34		214,587
152,848	Government National Mortgage Assn. Pool 1.625% due 8/20/32		146,299
586,354	Government National Mortgage Assn. Pool 4.50% due 5/15/18		638,748
627,111	Government National Mortgage Assn. Pool 5.00% due 11/15/33		694,538
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		2,033,240
			7,102,807

	Treasury Notes/Bonds/Inflation Protected Securities	42.77%
2,000,000	US Treasury Note 2.00% due 2/15/22		1,961,562
2,000,000	US Treasury Note 2.125% due 8/15/21		1,998,594
3,000,000	US Treasury Note 2.375% due 2/28/15		3,159,375
2,000,000	US Treasury Note 2.75% due 2/15/19		2,154,532
1,000,000	US Treasury Note 3.125% due 4/30/13		1,031,016
1,000,000	US Treasury Note 3.50% due 5/31/13		1,037,656
2,000,000	US Treasury Note 5.125% due 5/15/16		2,348,906
2,163,600	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,486,450
2,467,900	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,597,465
2,446,815	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,728,962
2,122,840	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,523,029
			24,027,547

	Corporate Bonds	13.80%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,189,934
1,000,000	Berkshire Hathaway 5.00% due 8/15/13		1,059,133
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,176,562
500,000	Pfizer, Inc. 6.20% due 3/15/19		625,700
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,031,711
1,000,000	SBC Communications 5.10% due 9/15/14		1,100,711
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,566,239
			7,749,990

	Other Securities	8.32%
2,366,205	Goldman Sachs Financial Square Government Fund		2,366,206
2,304,653	JP Morgan U.S. Government Fund		2,304,653
			4,670,859

	Total investments in securities (cost $51,856,831)	99.48%	$55,882,128
	Other assets, less liabilities	0.52%	293,039
	TOTAL NET ASSETS	100.00%	$56,175,167

The cost basis of investments for federal income tax purposes at March 31, 2012 is as follows:
	Federal tax cost of investments	$ 51,856,831

	Unrealized appreciation	$ 4,061,975
	Unrealized depreciation	(36,678)
	Total	$ 4,025,297

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the
	fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2012

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 12,330,925	$ -
	Mortgage Backed Securities	-	7,102,807	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	24,027,547	-
	Corporate Bonds	-	7,749,990	-
	Other Securities	4,670,859	-	-
	Total	$ 4,670,859	$ 51,211,269	$ -

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 05/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 05/10/2012

By /s/ Jeffrey S. Jewell

Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 05/10/2012